SHARE CAPITAL (Details 3)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Statement [Line Items]
Options, outstanding | shares	46,372,500
Weighted average exercise price, outstanding | $ / shares	$ 0.37
Weighted average remaining life, outstanding	2 years 5 months 8 days
Number of options, exercisable | shares	38,230,000
Weighted average exercise price, exercisable | $ / shares	$ 0.39
Weighted average remaining life, exercisable	2 years 25 days
Warrant 1
Statement [Line Items]
Exercise price	0.205 – 0.50
Options, outstanding | shares	41,522,500
Weighted average exercise price, outstanding | $ / shares	$ 0.34
Weighted average remaining life, outstanding	2 years 8 months 19 days
Number of options, exercisable | shares	33,380,000
Weighted average exercise price, exercisable | $ / shares	$ 0.36
Weighted average remaining life, exercisable	2 years 4 months 9 days
Warrant 2
Statement [Line Items]
Exercise price	0.51 – 1.00
Options, outstanding | shares	4,850,000
Weighted average exercise price, outstanding | $ / shares	$ 0.60
Weighted average remaining life, outstanding	14 days
Number of options, exercisable | shares	4,850,000
Weighted average exercise price, exercisable | $ / shares	$ 0.60
Weighted average remaining life, exercisable	14 days